Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
LEASE COMMITMENTS
NOTE 14 – LEASE COMMITMENTS

The Company leases its office facilities on a month-to-month basis and under a lease agreement from an unrelated party pursuant to the lease agreement expiring on October 31, 2013. The Company’s rent expense for the years ended December 31, 2012, and 2011 was approximately $41,000 and $3,000, respectively.

The Company’s lease obligation under the lease as of December 31, 2012 amount to $19,800.